UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

AMENDMENT NO. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   February 16, 2019 to March 15, 2019

Commission File Number of issuing entity:  333-206582-07

Central Index Key Number of issuing entity:  0001702746

Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4032096
38-4032097
38-7170562
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
A-5			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

This Amendment No. 1 on Form 10-D/A amends the Registrant's Asset-Backed Issuer Distribution Report on Form 10-D for the monthly distribution period from February 16, 2019 to March 15, 2019, and filed by the Registrant on April 1, 2019 under SEC Accession No. 0001056404-19-003412 (the "Form 10-D").

The purpose of this amendment is to attach the Asset Date File in Exhibit 102 and Exhibit 103 to the Form 10-D pursuant to Regulation S-T, 232.201(d).  Technical difficulties prevented the timely filing of the Asset Data File and any asset related documents as an exhibit to the Form 10-D.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 15, 2019 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, and KeyBank National Association (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from February 16, 2019 to March 15, 2019.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on February 14, 2019. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on February 12, 2019. The CIK number for Bank of America, National Association is 0001102113.

KeyBank National Association filed its most recent Form ABS-15G on February 13, 2019. The CIK number for KeyBank National Association is 0001089877.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on April 5, 2019 under Commission File No. 333-206582-07 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE/A filed on April 5, 2019 under Commission File No. 333-206582-07 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	02/15/2019	$0.00
Current Distribution Date	03/15/2019	$0.00

*REO Account Balance
Prior Distribution Date	02/15/2019	$0.00
Current Distribution Date	03/15/2019	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	02/15/2019	$190,009.83
Current Distribution Date	03/15/2019	$4,911.71

Interest Reserve Account Balance
Prior Distribution Date	02/15/2019	$184,537.88
Current Distribution Date	03/15/2019	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date	02/15/2019	$0.00
Current Distribution Date	03/15/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33, relating to the March 15, 2019 distribution (filed as Exhibit 99.1 to the registrant's Form 10-D filed on April 1, 2019 under Commission File No. 333-206582-09 and incorporated by reference herein).

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on April 5, 2019 under Commission File No. 333-206582-07 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE/A filed on April 5, 2019 under Commission File No. 333-206582-07 and incorporated by reference herein).

 (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ George Kok
George Kok, President

Date: April 5, 2019